Significant Accounting Policies (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total investments, at fair value	$ 379,879,535	$ 336,728,803
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Accounting Policy [Line Items]
Total investments, at fair value	361,865,419	329,084,657
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	298,713,143	303,974,251
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed Brokerage Account
EBP, Accounting Policy [Line Items]
Total investments, at fair value	16,174,892	12,329,390
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Accounting Policy [Line Items]
Total investments, at fair value	2,491,300	4,886,191
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	7,644,077	7,894,825
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective Investment Trusts
EBP, Accounting Policy [Line Items]
Total investments, at fair value	36,842,007	0
Level 1
EBP, Accounting Policy [Line Items]
Total investments, at fair value	325,023,412	329,084,657
Level 1 | Mutual Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	298,713,143	303,974,251
Level 1 | Self-directed Brokerage Account
EBP, Accounting Policy [Line Items]
Total investments, at fair value	16,174,892	12,329,390
Level 1 | Common Stock
EBP, Accounting Policy [Line Items]
Total investments, at fair value	2,491,300	4,886,191
Level 1 | Money Market Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	7,644,077	7,894,825
Level 1 | Collective Investment Trusts
EBP, Accounting Policy [Line Items]
Total investments, at fair value	0	0
Level 2
EBP, Accounting Policy [Line Items]
Total investments, at fair value	36,842,007	0
Level 2 | Mutual Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	0	0
Level 2 | Self-directed Brokerage Account
EBP, Accounting Policy [Line Items]
Total investments, at fair value	0	0
Level 2 | Common Stock
EBP, Accounting Policy [Line Items]
Total investments, at fair value	0	0
Level 2 | Money Market Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value	0	0
Level 2 | Collective Investment Trusts
EBP, Accounting Policy [Line Items]
Total investments, at fair value	36,842,007	0
Investments measured at NAV as a practical expedient
EBP, Accounting Policy [Line Items]
Total investments, at fair value	$ 18,014,116	$ 7,644,146